Shareholder' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Federal Home Loan Banks [Abstract]
Number of Shares Issued and Outstanding and Carrying Amount of Preferred Stock
The number of shares issued and outstanding and the carrying amount of each outstanding series of the Company’s preferred stock were as follows:

	2020				2019
At December 31 (Dollars in Millions)	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount	Shares Issued and Outstanding	Liquidation Preference	Discount	Carrying Amount
Series A	12,510	$1,251	$145	$1,106	12,510	$1,251	$145	$1,106
Series B	40,000	1,000	–	1,000	40,000	1,000	–	1,000
Series F	44,000	1,100	12	1,088	44,000	1,100	12	1,088
Series H	–	–	–	–	20,000	500	13	487
Series I	30,000	750	5	745	30,000	750	5	745
Series J	40,000	1,000	7	993	40,000	1,000	7	993
Series K	23,000	575	10	565	23,000	575	10	565
Series L	20,000	500	14	486	–	–	–	–
Total preferred stock (a)	209,510	$6,176	$193	$5,983	209,510	$6,176	$192	$5,984
(a)	The par value of all shares issued and outstanding at December 31, 2020 and 2019, was $1.00 per share.

Common Stock Repurchased	The following table summarizes the Company’s common stock repurchased in each of the last three years:

(Dollars and Shares in Millions)	Shares	Value
2020	31	$1,661
2019	81	4,515
2018	54	2,844

Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity	The reconciliation of the transactions affecting accumulated other comprehensive income (loss) included in shareholders’ equity for the years ended December 31, is as follows:

(Dollars in Millions)	Unrealized Gains (Losses) on Investment Securities Available-For-Sale	Unrealized Gains (Losses) on Investment Securities Transferred From Available-For-Sale to Held-To-Maturity	Unrealized Gains (Losses) on Derivative Hedges	Unrealized Gains (Losses) on Retirement Plans	Foreign Currency Translation	Total

2020
Balance at beginning of period	$379	$–	$(51)	$(1,636)	$(65)	$(1,373)
Changes in unrealized gains and losses	2,905	–	(194)	(401)	–	2,310
Foreign currency translation adjustment (a)	–	–	–	–	2	2
Reclassification to earnings of realized gains and losses	(177)	–	10	125	—	(42)
Applicable income taxes	(690)	–	46	70	(1)	(575)

Balance at end of period	$2,417	$–	$(189)	$(1,842)	$(64)	$322

2019
Balance at beginning of period	$(946)	$14	$112	$(1,418)	$(84)	$(2,322)
Changes in unrealized gains and losses	1,693	–	(229)	(380)	–	1,084
Unrealized gains and losses on held-to-maturity investment securities transferred to available-for-sale	150	(9)	–	–	–	141
Foreign currency translation adjustment (a)	–	–	–	–	26	26
Reclassification to earnings of realized gains and losses	(73)	(7)	11	89	–	20
Applicable income taxes	(445)	2	55	73	(7)	(322)

Balance at end of period	$379	$–	$(51)	$(1,636)	$(65)	$(1,373)

2018
Balance at beginning of period	$(357)	$17	$71	$(1,066)	$(69)	$(1,404)
Revaluation of tax related balances (b)	(77)	4	15	(229)	(13)	(300)
Changes in unrealized gains and losses	(656)	–	39	(302)	–	(919)
Foreign currency translation adjustment (a)	–	–	–	–	3	3
Reclassification to earnings of realized gains and losses	(30)	(9)	(5)	137	–	93
Applicable income taxes	174	2	(8)	42	(5)	205

Balance at end of period	$(946)	$14	$112	$(1,418)	$(84)	$(2,322)
(a)	Represents the impact of changes in foreign currency exchange rates on the Company’s investment in foreign operations and related hedges.
(b)
Reflects the adoption of new accounting guidance on January 1, 2018 to reclassify the impact of the reduced federal statutory rate for corporations included in 2017 tax reform legislation from accumulated other comprehensive income to retained earnings.

Impact to Net Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings
Additional detail about the impact to net income for items reclassified out of accumulated other comprehensive income (loss) and into earnings for the years ended December 31, is as follows:

	Impact to Net Income			Affected Line Item in the Consolidated Statement of Income
(Dollars in Millions)	2020	2019	2018
Unrealized gains (losses) on investment securities available-for-sale
Realized gains (losses) on sale of investment securities	$177	$73	$30	Securities gains (losses), net
	(45)	(18)	(7)	Applicable income taxes

	132	55	23	Net-of-tax
Unrealized gains (losses) on investment securities transferred from available-for-sale to held-to-maturity
Amortization of unrealized gains	–	7	9	Interest income
	–	(2)	(2)	Applicable income taxes

	–	5	7	Net-of-tax
Unrealized gains (losses) on derivative hedges
Realized gains (losses) on derivative hedges	(10)	(11)	5	Interest expense
	3	3	(2)	Applicable income taxes

	(7)	(8)	3	Net-of-tax
Unrealized gains (losses) on retirement plans
Actuarial gains (losses) and prior service cost (credit) amortization	(125)	(89)	(137)	Other noninterest expense
	32	22	35	Applicable income taxes

	(93)	(67)	(102)	Net-of-tax

Total impact to net income	$32	$(15)	$(69)

Components of regulatory capital and summary of regulatory capital requirements and ratios
The following table provides a summary of the regulatory capital requirements in effect, along with the actual components and ratios for the Company and its bank subsidiary, at December 31, 2020 and 2019:

	U.S. Bancorp		U.S. Bank National Association
(Dollars in Millions)	2020	2019	2020	2019

Basel III standardized approach:
Common shareholders’ equity	$47,112	$45,869	$52,589	$48,592
Less intangible assets
Goodwill (net of deferred tax liability)	(9,014)	(8,788)	(9,034)	(8,806)
Other disallowed intangible assets	(654)	(677)	(654)	(710)
Other (a)	601	(691)	1,254	38
Total common equity tier 1 capital	38,045	35,713	44,155	39,114

Qualifying preferred stock	5,983	5,984	–	–
Noncontrolling interests eligible for tier 1 capital	451	28	451	28
Other (b)	(5)	(4)	(6)	(4)
Total tier 1 capital	44,474	41,721	44,600	39,138

Eligible portion of allowance for credit losses	4,905	4,491	4,850	4,491
Subordinated debt and noncontrolling interests eligible for tier 2 capital	3,223	3,532	3,517	3,365
Total tier 2 capital	8,128	8,023	8,367	7,856
Total risk-based capital	$52,602	$49,744	$52,967	$46,994

Risk-weighted assets	$393,648	$391,269	$387,388	$383,560

Common equity tier 1 capital as a percent of risk-weighted assets	9.7%	9.1%	11.4%	10.2%
Tier 1 capital as a percent of risk-weighted assets	11.3	10.7	11.5	10.2
Total risk-based capital as a percent of risk-weighted assets	13.4	12.7	13.7	12.3
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	8.3	8.8	8.4	8.4
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	7.3	7.0	6.8%	6.7

	Minimum (c)	Well- Capitalized
Bank Regulatory Capital Requirements
Common equity tier 1 capital as a percent of risk-weighted assets	7.0%	6.5	% (d)
Tier 1 capital as a percent of risk-weighted assets	8.5	8.0
Total risk-based capital as a percent of risk-weighted assets	10.5	10.0
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio)	4.0	5.0	(d)
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio)	3.0	3.0
(a)
Includes the impact of items included in other comprehensive income (loss), such as unrealized gains (losses) on available-for-sale
securities, accumulated net gains on cash flow hedges, pension liability adjustments, etc., and the portion of deferred tax assets related to net operating loss and tax credit carryforwards not eligible for common equity tier 1 capital. December 31, 2020 amounts also exclude the impact of the 2020 adoption of accounting guidance related to impairment of financial instruments based on the CECL methodology included in retained earnings.

(b)	Includes the remaining portion of deferred tax assets not eligible for total tier 1 capital.
(c)
The minimum common equity tier 1 capital, tier 1 capital and total risk-based capital ratio requirements for 2020 reflect a stress capital buffer requirement of 2.5 percent. In 2019, these minimum capital ratio requirements reflected a capital conservation buffer requirement of 2.5 percent, which has since been replaced by the stress capital buffer requirement. Banks and financial services holding companies must maintain minimum capital levels, including a stress capital buffer requirement, to avoid limitations on capital distributions and certain discretionary compensation payments.

(d)	A minimum well-capitalized threshold does not apply to U.S. Bancorp for this ratio as it is not formally defined under applicable banking regulations for bank holding companies.